COMMITMENTS AND CONTINGENCIES - Table Of Guarantees (Details) ¥ in Thousands	Mar. 31, 2025 CNY (¥) borrower	Mar. 31, 2025 USD ($) borrower
Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount		$ 1,378,037
Amount of guarantee outstanding		1,353,232
Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount		1,378,037
Amount of guarantee outstanding		1,336,696
Mr. Jie Xiao
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount		2,067,055
Credit Guarantee | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	¥ 19,520	$ 2,700,000
Credit Guarantee | Unrelated parties | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Number of borrowers guaranteed | borrower	2	2
Credit Guarantee | Related party | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Number of borrowers guaranteed | borrower	1	1
Credit Guarantee | Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	¥ 10,000	$ 1,378,037
Amount of guarantee outstanding	9,820	1,353,232
Credit Guarantee | Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	10,000	1,378,037
Amount of guarantee outstanding	9,700	1,336,696
Credit Guarantee | Mr. Jie Xiao
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	15,000	2,067,055
Amount of guarantee outstanding	¥ 10,000	$ 1,378,037